Fees Summary	May 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,375,000
Previously Paid Amount	0.00
Total Fee Amount	189.89
Total Offset Amount	0.00
Net Fee	189.89
Narrative - Max Aggregate Offering Price	$ 1,375,000
Final Prospectus	true